Capital Stock (Details) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	May 21, 2014	Oct. 21, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Sep. 04, 2013	Dec. 31, 2011	May 27, 2014	May 13, 2014	May 31, 2011
Class of Stock [Line Items]
Common stock, shares authorized				100,000,000	100,000,000
Common stock, par value per share				$ 0.001	$ 0.001
Preferred stock, shares authorized				10,000,000	10,000,000
Preferred stock, par value per share				$ 0.001	$ 0.001
Shares issued			451,871
Shares issued, price per share	$ 0.75
Number of shares called by warrants	5,000,000								5,000,000	444,190
Warrant exercise price	$ 0.05
Proceeds from issuance of stock and warrants in offering	$ 4,000,000
Total Offering Costs	949,000				65,771
Stock redemption terms
The shareholder requested the redemption on May 27, 2014, giving the Company 90 days to make an aggregate cash payment equal to $300,000 by August 25, 2014, which was the greater of (a) $300,000 and (b) the fair market value of Company's common stock at the time of the receipt of the shareholder's redemption request.

Redemption price per share					$ 3.00			$ 0.61
Decreased in value of puttable common stock					393,780
Puttable common stock, value					393,780
Proceeds from issuance of common stock			1,010,000
Redemption of puttable common stock				200,000
Note payable issued in conjunction with redemption of puttable common stock				100,000
Common stock retired				131,287
Share Exchange Agreement with L2 MDC [Member]
Class of Stock [Line Items]
Percentage of outstanding shares transferred						100.00%
Amount of shares exchanged						7,646,780
Percentage of L2 MDC's shares issued and outstanding						93.50%
Convertible note converted during period, shares issued						686,725
Number of shares called by warrants						87,500
Common Stock [Member]
Class of Stock [Line Items]
Shares issued	5,000,000
Shares issued, price per share	$ 0.75
Number of shares called by warrants	7,500,000		225,936
Warrant exercise price			$ 2.66
Issuance of common stock for settlement of offering costs							$ 300,000
Issuance of common stock for settlement of offering costs, shares							131,287